Statement of Cash Flows	8 Months Ended
Sep. 30, 2020 USD ($)
OPERATING ACTIVITIES
Net loss	$ (456,716)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(37,099)
Interest receivable on cash and marketable securities held in Trust Account	(1,661)
Change in operating assets and liabilities:
Prepaid expenses	(248,274)
Receivable from related party	(111)
Other non-current assets	(72,459)
Accounts payable	34,462
Payable to related parties	9,376
Accrued liabilities	36,126
Other current liabilities	11,566
Net cash and cash equivalents used in operating activities	(724,790)
INVESTING ACTIVITIES
Investment of cash in Trust Account	(202,000,000)
Net cash and cash equivalents used in investing activities	(202,000,000)
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founder	25,000
Proceeds from sale of Units, net of underwriting discounts paid	196,000,000
Borrowing from a related party	100,000
Repayment of borrowing from a related party	(100,000)
Payment of deferred offering costs	(647,907)
Net cash and cash equivalents provided by financing activities	204,311,883
Net change in cash and cash equivalents during period	1,587,093
Cash and cash equivalents, end of period	1,587,093
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Offering costs included in accounts payable	85,000
Deferred underwriting fee payable upon business combination	8,000,000
Change in value of common stock subject to possible redemption	3,503,071
Founders
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units	6,500,000
Underwriters
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units	$ 2,434,790